                               CREDIT SUISSE FUNDS
                               -------------------
                                CREDIT    ASSET
                                SUISSE    MANAGEMENT


                                     ANNUAL
                                     REPORT
                                DECEMBER 31, 2001

                            CLASS A, B, AND C SHARES

                           CREDIT SUISSE INSTITUTIONAL
                            MONEY MARKET FUND, INC.--
                                 PRIME PORTFOLIO




More complete information about the Portfolio, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Institutional Money Market Fund, Inc., P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Institutional Money Market Fund, Inc. is advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.


PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE PORTFOLIOS' YIELDS WILL FLUCTUATE ALTHOUGH THE PORTFOLIO SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2001

                                                                January 29, 2002

Dear Shareholder:

   Credit Suisse Institutional Money Market Fund, Inc.--Prime Portfolio (the "Portfolio") began operations on November 28, 2001. As a result of the Federal Reserve's aggressive lowering of short-term interest rates earlier in the year, yields on money market securities were at historically low levels in November and December. The Portfolio's A shares had an annualized yield of 1.13% for the seven-day period ended December 31, 2001. The Portfolio's average weighted maturity was 31 days as of December 31, 2001.

   As we look ahead, we believe that we are at or very close to the bottom of the interest-rate cycle, as the Fed has hinted. We are therefore likely to shift in favor of shorter-maturity securities at some point, in order to have more flexibility to act when and if short-term rates begin to rise. On the other hand, the yield curve for money market securities has remained relatively steep, and at present we remain focused on longer-dated securities. We will continue to monitor economic and market trends very carefully.

   We will remain focused on high-quality government and commercial securities in order to attempt to provide competitive returns without compromising safety or stability of principal. We appreciate your continued support and investment in the Portfolio.


   Jo Ann Corkran
   Managing Director
   Credit Suisse Asset Management, LLC

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.-- PRIME PORTFOLIO SCHEDULE OF INVESTMENTS
December 31, 2001

            PAR                                                 RATINGS(1)
           (000)                                               (S&P/MOODY'S)    MATURITY        RATE%        VALUE
           -----                                               -------------    --------        -----        -----
AGENCY OBLIGATIONS (13.3%)
      $10,000   Fannie Mae                                      (AAA , Aaa)     01/03/02        1.920    $  9,998,933
        5,000   Federal Farm Credit Bank                        (AAA , Aaa)     09/20/02        0.000       4,924,675
        7,604   Federal Home Loan Bank Discount Note             (NR , NR)      01/25/02        0.000       7,595,180
                                                                                                         ------------
TOTAL AGENCY OBLIGATIONS (Cost $22,518,788)                                                                22,518,788
                                                                                                         ------------
CERTIFICATES OF DEPOSIT (9.5%)
BANKS (6.5%)
        6,000   Citibank NA                                     (A1+ , P1)      01/02/02        2.530       6,000,087
        5,000   Rabobank Nederland N.V.                         (A1+ , P1+)     05/28/02        2.030       5,001,611
                                                                                                         ------------
                                                                                                           11,001,698
                                                                                                         ------------
FINANCE (3.0%)
        5,000   UBS AG                                          (A1+ , P1)      03/12/02        1.905       5,000,048
                                                                                                         ------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $16,001,746)                                                           16,001,746
                                                                                                         ------------
COMMERCIAL PAPER (47.8%)
AUTOMOBILES (3.0%)
        5,000   Volkswagen of America, Inc.                      (A1 , P1)      01/02/02        1.750       4,999,757
                                                                                                         ------------
BANKS (12.9%)
        5,000   Gironzentrale                                   (A1+ , P1)      02/06/02        1.850       4,990,750
        5,925   KFW International Finance                       (A1+ , P1)      03/07/02        1.850       5,905,209
        5,000   Monte Blanc Capital Corp.                       (A1+ , P1)      01/25/02        1.950       4,993,500
        6,000   USAA Capital Corp.                              (A1+ , P1)      01/04/02        1.950       5,999,025
                                                                                                         ------------
                                                                                                           21,888,484
                                                                                                         ------------
CHEMICALS (2.9%)
        5,000   Procter & Gamble Co.                            (A1+ , P1)      02/26/02        1.750       4,986,389
                                                                                                         ------------
DRUGS (3.0%)
        5,000   Abbott Laboratories                             (A1+ , P1)      01/02/02        1.960       4,999,728
                                                                                                         ------------
FINANCE (6.8%)
        7,000   BMW US Capital Corp.                             (A1 , P1)      01/08/02        1.830       6,997,509
        4,500   Preferred Receivables Funding                    (A1 , P1)      01/09/02        1.780       4,498,220
                                                                                                         ------------
                                                                                                           11,495,729
                                                                                                         ------------
FOOD (3.0%)
        5,000   McDonald's Corp.                                 (A1 , P1)      01/07/02        1.830       4,998,475
                                                                                                         ------------
SECURITIES & ASSET MANAGEMENT (5.8%)
        5,000   Goldman Sachs                                   (A1+ , P1)      01/14/02        1.750       4,996,840
        4,825   Morgan Stanley                                  (A1+ , P1)      01/24/02        1.760       4,819,574
                                                                                                         ------------
                                                                                                            9,816,414
                                                                                                         ------------
TECHNOLOGY (3.5%)
        6,000   Pitney Bowes, Inc.                               (A1+, P1)      01/02/02        1.700       5,999,717
                                                                                                         ------------

                 See Accompanying Notes to Financial Statements.

            PAR                                                 RATINGS(1)
           (000)                                               (S&P/MOODY'S)    MATURITY        RATE%        VALUE
           -----                                               -------------    --------        -----        -----
COMMERCIAL PAPER (continued)
TRUCKING, SHIPPING, AIR FREIGHT (3.7%)
     $  6,350   United Parcel Service, Inc.                     (A1+ , P1)      03/28/02        1.700    $  6,324,212
                                                                                                         ------------
UTILITIES-ELECTRIC & GAS (3.2%)
        5,376   National Rural Utilities                        (A1+ , P1)      01/17/02        2.020       5,371,173
                                                                                                         ------------
TOTAL COMMERCIAL PAPER (Cost $80,880,078)                                                                  80,880,078
                                                                                                         ------------
TIME DEPOSIT (11.8%)
       20,015   Societe Generale (Cost $20,015,000)             (A1+ , P1)      01/02/02        1.600      20,015,000
                                                                                                         ------------
UNITED STATES TREASURY OBLIGATIONS (17.6%)
UNITED STATES TREASURY BILLS (17.6%)
        5,000   United States Treasury Bill                     (AAA , Aaa)     01/03/02        1.620       4,999,554
       10,000   United States Treasury Bill                     (AAA , Aaa)     01/10/02        3.280       9,995,621
        4,810   United States Treasury Bill                     (AAA , Aaa)     01/17/02        1.610       4,806,494
       10,000   United States Treasury Bill                     (AAA , Aaa)     02/07/02        1.800       9,982,220
                                                                                                         ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $29,783,889)                                                29,783,889
                                                                                                         ------------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $169,199,501(2))                                                169,199,501
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                   31,948
                                                                                                         ------------

NET ASSETS (100.0%)                                                                                      $169,231,449
                                                                                                         ============

                  Average Weighted Maturity 31 days (Unaudited)

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated

--------------------------------------------------------------------------------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) Also cost for federal income tax purposes.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS
      Investments at value (Cost $169,199,501)                                                        $169,199,501
      Cash                                                                                                     974
      Interest receivable                                                                                   56,026
      Receivable from investment adviser                                                                    47,312
      Prepaid expenses and other assets                                                                      2,313
                                                                                                      ------------
        Total Assets                                                                                   169,306,126
                                                                                                      ------------
LIABILITIES
      Administrative services fee payable                                                                    5,643
      Dividend payable                                                                                         125
      Distribution fee payable                                                                                  11
      Other accrued expenses payable                                                                        66,581
      Other liabilities                                                                                      2,317
                                                                                                      ------------
        Total Liabilities                                                                                   74,677
                                                                                                      ------------
NET ASSETS
      Capital stock, $0.001 par value                                                                      169,231
      Paid-in capital                                                                                  169,062,189
      Accumulated net realized gain from investments                                                            29
                                                                                                      ------------
        Net Assets                                                                                    $169,231,449
                                                                                                      ============
A SHARES
      Net assets                                                                                      $169,164,482
      Shares outstanding                                                                               169,164,453
                                                                                                      ------------
      Net asset value, offering price and redemption price per share                                         $1.00
                                                                                                             =====
B SHARES
      Net assets                                                                                      $     33,483
      Shares outstanding                                                                                    33,483
                                                                                                      ------------
      Net asset value, offering price and redemption price per share                                         $1.00
                                                                                                             =====
C SHARES
      Net assets                                                                                      $     33,484
      Shares outstanding                                                                                    33,484
                                                                                                      ------------
      Net asset value, offering price and redemption price per share                                         $1.00
                                                                                                             =====


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.-- PRIME PORTFOLIO STATEMENT OF OPERATIONS
For the period November 28, 2001(1) through December 31, 2001

INTEREST INCOME                                                                                           $282,146
                                                                                                          --------
EXPENSES
      Investment advisory fees                                                                              29,612
      Administrative services fees                                                                          10,550
      Distribution fees                                                                                         11
      Registration fees                                                                                     44,290
      Audit fees                                                                                            12,500
      Custodian fees                                                                                         2,794
      Legal fees                                                                                             2,794
      Transfer agent fees                                                                                    2,329
      Printing fees                                                                                          1,863
      Directors fees                                                                                         1,304
      Insurance expense                                                                                        559
      Miscellaneous expense                                                                                  2,680
                                                                                                          --------
        Total expenses                                                                                     111,286
      Less: fees waived and expenses reimbursed                                                            (81,663)
                                                                                                          --------
        Net expenses                                                                                        29,623
                                                                                                          --------
           Net investment income                                                                           252,523
                                                                                                          --------
NET REALIZED GAIN FROM INVESTMENTS                                                                              29
                                                                                                          --------
      Net increase in net assets resulting from operations                                                $252,552
                                                                                                          ========

--------------------------------------------------------------------------------
(1) Commencement of Operations.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME
PORTFOLIO STATEMENT OF CHANGES IN NET ASSETS
For the period November 28, 2001(1) through December 31, 2001

FROM OPERATIONS
   Net investment income                                                                            $    252,523
   Net realized gain from investments                                                                         29
                                                                                                    ------------
     Net increase in net assets resulting from operations                                                252,552
                                                                                                    ------------
FROM DIVIDENDS
   Dividends from net investment income
     Class A shares                                                                                     (252,427)
     Class B shares                                                                                          (50)
     Class C shares                                                                                          (46)
                                                                                                    ------------
     Net decrease in net assets from dividends                                                          (252,523)
                                                                                                    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                                                      193,985,176
   Reinvestment of dividends                                                                             251,244
   Net asset value of shares redeemed                                                                (25,005,000)
                                                                                                    ------------
     Net increase in net assets from capital share transactions                                      169,231,420
                                                                                                    ------------
   Net increase in net assets                                                                        169,231,449

NET ASSETS
   Beginning of period                                                                                        --
                                                                                                    ------------
   End of period                                                                                    $169,231,449
                                                                                                    ============

--------------------------------------------------------------------------------
(1) Commencement of Operations.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A, B and C Share of the Portfolio Outstanding Throughout the
Period)

                                                                            CLASS A          CLASS B         CLASS C
                                                                        -------------     -------------   --------------
                                                                        FOR THE PERIOD    FOR THE PERIOD  FOR THE PERIOD
                                                                            ENDED             ENDED           ENDED
                                                                         DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                           2001(1)           2001(1)         2001(1)
                                                                        -------------     -------------   --------------
PER SHARE DATA
   Net asset value, beginning of period                                     $ 1.0000         $ 1.0000         $ 1.0000

INVESTMENT OPERATIONS
   Net investment income                                                      0.0016           0.0015           0.0014

LESS DIVIDENDS
   Dividends from net investment income                                      (0.0016)         (0.0015)         (0.0014)
                                                                            --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                              $ 1.0000         $ 1.0000         $ 1.0000
                                                                            ========         ========         ========
       Total return                                                             0.16%(2)         0.15%(2)         0.14%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                 $169,164         $     33   $           33
     Ratio of expenses to average net assets                                    0.20%(3)         0.30%(3)         0.45%(3)
     Ratio of net investment income to average net assets                       1.71%(3)         1.61%(3)         1.46%(3)
     Decrease reflected in above operating expense ratios
       due to waivers/reimbursements                                            0.55%(3)         0.55%(3)         0.55%(3)

--------------------------------------------------------------------------------
(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001.
(2) Non-annualized.
(3) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that was incorporated under the laws of the State of Maryland on August 17, 2001, and currently offers one managed investment portfolio, the Prime Portfolio (the "Portfolio"), which is contained in this report.

   The investment objective of the Portfolio is to provide investors with high current income consistent with liquidity and stability of principal.

   The Portfolio offers Class A, Class B and Class C shares. Each class of shares in the Portfolio represents an equal pro rata interest in the Portfolio, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of the Portfolio bear no class specific expenses. Class B shares of the Portfolio bear expenses paid pursuant to a plan of distribution at an annual rate of .10% of the average daily net asset value of the Portfolio's Class B shares. Class C shares of the Portfolio bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the Portfolio's Class C shares.

   A) SECURITY VALUATION -- The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued under the amortized cost method, which has been determined by the Funds' Board of Directors to represent the fair value of the Funds' investments. The Board of Directors has established procedures which include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated. Amortized cost involves valuing a Portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Portfolio may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) REPURCHASE AGREEMENTS -- The Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as the Portfolio's investment adviser. For its investment advisory services, CSAM is entitled to receive a fee calculated at an annual rate of .20% of the Portfolio's average daily net assets. For the period November 28, 2001 (commencement of operations) through December 31, 2001, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:

                      GROSS                                        NET                 EXPENSE
                  ADVISORY FEE             WAIVER             ADVISORY FEE         REIMBURSEMENTS
                  ------------             ------             ------------         --------------
                     $29,612              $(29,612)               $--                 $(47,609)

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Portfolio. CSAM provides these services without compensation. For it's administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

               AVERAGE DAILY NET ASSETS                                        ANNUAL RATE
               ------------------------                              --------------------------------
               First $500 million                                    .07% of average daily net assets
               Next $1 billion                                       .06% of average daily net assets
               Over $1.5 billion                                     .05% of average daily net assets

   For the period November 28, 2001 (commencement of operations) through December 31, 2001, administrative services fees earned, and voluntarily waived, by PFPC (including out of pocket expenses) were $10,550 and $4,442, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI") currently serves as distributor of the Portfolio's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..10% of the average daily net assets of the Class B shares of the Portfolio. For the Class C shares of the Portfolio the fee is calculated at an annual rate of ..25% of average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services.

   For the period November 28, 2001 (commencement of operations) through December 31, 2001, distribution fees paid to CSAMSI were as follows:

                               CLASS                                 DISTRIBUTION FEE
                               -----                                 ----------------
                               Class B                                     $3
                               Class C                                      8

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the period November 28, 2001 (commencement of operations) through December 31, 2001, Merrill earned $1,863 for its services to the Portfolio.

NOTE 3. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue nine billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of the Portfolio for the period November 28, 2001 (commencement of operations) through December 31, 2001 were as follows:

                                                                 CLASS A
                                                               -----------
Shares sold                                                    193,918,209
Shares issued in reinvestment of dividends                         251,244
Shares redeemed                                                (25,005,000)
                                                               -----------
Net increase                                                   169,164,453
                                                               ===========

                                                                 CLASS B
                                                               -----------
Shares sold                                                         33,483
                                                               -----------
Net increase                                                        33,483
                                                               ===========

                                                                 CLASS C
                                                               -----------
Shares sold                                                         33,484
                                                               -----------
Net increase                                                        33,484
                                                               ===========

NOTE 4. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to excise tax regulations.

   $252,523 of distributions during the period November 28, 2001 (commencement of operations) through December 31, 2001 were characterized as ordinary income for tax purposes.


   At December 31, 2001, distributable earnings consisted of $29 of undistributed ordinary income on a tax basis.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Credit Suisse Institutional Money Market Fund, Inc.-- Prime Portfolio:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Portfolio (the "Fund") a portfolio of the Credit Suisse Institutional Money Market Fund, Inc. at December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period November 28, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2002

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                                      TERM                                     NUMBER OF
                                                      OF OFFICE(1)                             PORTFOLIOS IN
                                                      AND                                      FUND
                                POSITION(S)           LENGTH           PRINCIPAL               COMPLEX        OTHER
                                HELD WITH             OF TIME          OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND                  SERVED           PAST FIVE YEARS         DIRECTOR       HELD BY DIRECTOR
---------------------           -----------           ------------     --------------------    -------------  ----------------
INDEPENDENT DIRECTORS

Richard H. Francis              Director and          Since            Currently retired;      59             Director of
40 Grosvenor Road               Audit                 Portfolio        Executive Vice                         The Indonesia
Short Hills, New Jersey         Committee             Inception        President and                          Fund, Inc.
07078                           Member                                 Chief Financial
                                                                       Officer of Pan Am
Age: 68                                                                Corporation and
                                                                       Pan American
                                                                       World Airways,
                                                                       Inc. from 1988 to
                                                                       1991

Jack W. Fritz                   Director and          Since            Private investor;       59             Director of
2425 North Fish Creek Road      Audit                 Portfolio        Consultant and                         Advo, Inc.
P.O. Box 1287                   Committee             Inception        Director of Fritz                      (direct mail
Wilson, Wyoming 83014           Member                                 Broadcasting, Inc.                     advertising)
                                                                       and Fritz
Age: 73                                                                Communications
                                                                       (developers and
                                                                       operators of
                                                                       radio stations)
                                                                       since 1987

Jeffrey E. Garten               Director and          Since            Dean of Yale            59             Director of
Box 208200                      Audit                 Portfolio        School of                              Aetna, Inc.;
New Haven, Connecticut          Committee             Inception        Management and                         Director of
06520-8200                      Member                                 William S.                             Calpine Energy
                                                                       Beinecke                               Corporation
                                                                       Professor in the
Age: 54                                                                Practice of
                                                                       International
                                                                       Trade and Finance;
                                                                       Undersecretary of
                                                                       Commerce for
                                                                       International
                                                                       Trade from
                                                                       November 1993
                                                                       to October 1995;
                                                                       Professor at
                                                                       Columbia
                                                                       University
                                                                       from September
                                                                       1992 to November
                                                                       1993

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                                      TERM                                     NUMBER OF
                                                      OF OFFICE(1)                             PORTFOLIOS IN
                                                      AND                                      FUND
                                POSITION(S)           LENGTH           PRINCIPAL               COMPLEX        OTHER
                                HELD WITH             OF TIME          OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND                  SERVED           PAST FIVE YEARS         DIRECTOR       HELD BY DIRECTOR
---------------------           -----------           ------------     --------------------    -------------  ----------------
INDEPENDENT DIRECTORS--(CONTINUED)

Peter F. Krogh                  Director and          Since            Dean Emeritus and       59             Member of
301 ICC                         Audit                 Portfolio        Distinguished Professor                Board
Georgetown University           Committee             Inception        of International Affairs               of The Carlisle
Washington, DC 20057            Member                                 at the Edmund A.                       Companies Inc.;
                                                                       Walsh School of                        Member of
Age: 64                                                                Foreign Service,                       Selection
                                                                       Georgetown University;                 Committee
                                                                       Moderator of PBS                       for Truman
                                                                       foreign affairs television             Scholars and
                                                                       series                                 Henry Luce
                                                                                                              Scholars;
                                                                                                              Senior Associate
                                                                                                              of Center
                                                                                                              for Strategic
                                                                                                              and International
                                                                                                              Studies;
                                                                                                              Trustee of
                                                                                                              numerous
                                                                                                              world affairs
                                                                                                              organizations

James S. Pasman, Jr.            Director and          Since            Currently retired;      59             Director of
29 The Trillium                 Audit                 Portfolio        President and Chief                    Education
Pittsburgh, Pennsylvania        Committee             Inception        Operating Officer of                   Management
15238                           Member                                 National InterGroup,                   Corp., Tyco
                                                                       Inc. from April 1989                   International
Age: 70                                                                to March 1991;                         Ltd.; Credit
                                                                       Chairman of Permian                    Suisse Asset
                                                                       Oil Co. from April 1989                Management
                                                                       to March 1991                          Income Fund,
                                                                                                              Inc.; Trustee of
                                                                                                              Credit Suisse
                                                                                                              High Yield Bond
                                                                                                              Fund; Deutsche
                                                                                                              VIT Funds,
                                                                                                              overseeing six
                                                                                                              portfolios

                                                      TERM                                     NUMBER OF
                                                      OF OFFICE(1)                             PORTFOLIOS IN
                                                      AND                                      FUND
                                POSITION(S)           LENGTH           PRINCIPAL               COMPLEX        OTHER
                                HELD WITH             OF TIME          OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND                  SERVED           PAST FIVE YEARS         DIRECTOR       HELD BY DIRECTOR
---------------------           -----------           ------------     --------------------    -------------  ----------------
INDEPENDENT DIRECTORS--(CONTINUED)

Steven N. Rappaport             Director and          Since            President of Loanet,    59             Director of
Loanet, Inc.                    Audit                 Portfolio        Inc. (on-line accounting               The First Israel
40 East 52nd Street,            Committee             Inception        service) since 1997;                   Fund, Inc.
New York, New York              Chairman                               Executive Vice
10022                                                                  President of Loanet,
                                                                       Inc. from 1994 to 1997;
Age: 52                                                                Director, President, North
                                                                       American Operations,
                                                                       and former Executive
                                                                       Vice President from
                                                                       1992 to 1993 of
                                                                       Worldwide Operations
                                                                       of Metallurg Inc.;
                                                                       Executive Vice
                                                                       President, Telerate, Inc.
                                                                       from 1987 to 1992;
                                                                       Partner in the law firm
                                                                       of Hartman & Craven until
                                                                       1987

INTERESTED DIRECTOR

William W. Priest(2)            Director              Since            Senior Partner and      59             Director of The
Steinberg Priest                                      Portfolio        Fund Manager,                          Brazilian Equity
Capital Management                                    Inception        Steinberg                              Fund, Inc.; The
12 East 49th Street                                                    Priest Capital                         Chile Fund, Inc.;
12th Floor                                                             Management since                       The Emerging
New York, New York                                                     March 2001; Chairman                   Markets Tele-
10017                                                                  and Managing                           communications
                                                                       Director of CSAM                       Fund, Inc.; The
Age: 59                                                                from 2000 to                           First Israel Fund,
                                                                       February 2001, Chief                   Inc.; The Latin
                                                                       Executive Officer and                  American Equity
                                                                       Managing Director of                   Fund, Inc.; The
                                                                       CSAM from 1990 to                      Indonesia Fund,
                                                                       2000                                   Inc.; and Credit
                                                                                                              Suisse Asset
                                                                                                              Management
                                                                                                              Income Fund,
                                                                                                              Inc.

----------
(2) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                                      TERM                                     NUMBER OF
                                                      OF OFFICE(1)                             PORTFOLIOS IN
                                                      AND                                      FUND
                                POSITION(S)           LENGTH           PRINCIPAL               COMPLEX        OTHER
                                HELD WITH             OF TIME          OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND                  SERVED           PAST FIVE YEARS         OFFICER        HELD BY OFFICER
---------------------           -----------           ------------     --------------------    -------------  ----------------
OFFICERS

James P. McCaughan              Chairman              Since            Chief Executive Officer N/A            N/A
Credit Suisse Asset                                   Portfolio        and Managing Director
Management, LLC                                       Inception        of CSAM; Associated
466 Lexington Avenue                                                   with CSAM since
New York, New York                                                     2000; President and
10017-3147                                                             Chief Operating Officer
                                                                       of Oppenheimer Capital
Age: 47                                                                from 1998 to 1999;
                                                                       President and Chief
                                                                       Executive Officer of
                                                                       UBS Asset
                                                                       Management (New
                                                                       York) Inc. from 1996
                                                                       to 1998; Functional
                                                                       Advisor (Institutional
                                                                       Asset Management)
                                                                       of Union Bank of
                                                                       Switzerland from
                                                                       1994 to 1996

Hal Liebes, Esq.                Vice                  Since            Managing Director and   N/A            N/A
Credit Suisse Asset             President             Portfolio        General Counsel of
Management, LLC                 and                   Inception        CSAM; Associated with
466 Lexington Avenue            Secretary                              Lehman Brothers, Inc.
New York, New York                                                     from 1996 to 1997;
10017-3147                                                             Associated with CSAM
                                                                       from 1995 to 1996;
Age: 36                                                                Associated with CS
                                                                       First Boston Investment
                                                                       Management from 1994
                                                                       to 1995; Associated with
                                                                       Division of Enforcement,
                                                                       U.S. Securities and
                                                                       Exchange Commission
                                                                       from 1991 to 1994

Michael A. Pignataro            Treasurer             Since            Director and Director   N/A            N/A
Credit Suisse Asset             and Chief             Portfolio        of Fund Administration
Management, LLC                 Financial             Inception        of CSAM; Associated
466 Lexington Avenue            Officer                                with CSAM since 1984
New York, New York
10017-3147

Age: 42

                                                      TERM                                     NUMBER OF
                                                      OF OFFICE(1)                             PORTFOLIOS IN
                                                      AND                                      FUND
                                POSITION(S)           LENGTH           PRINCIPAL               COMPLEX        OTHER
                                HELD WITH             OF TIME          OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND                  SERVED           PAST FIVE YEARS         OFFICER        HELD BY OFFICER
---------------------           -----------           ------------     --------------------    -------------  ----------------
OFFICERS--(CONTINUED)

Gregory N. Bressler, Esq.       Assistant             Since            Vice President and      N/A            N/A
Credit Suisse Asset             Secretary             Portfolio        Legal Counsel of CSAM
Management, LLC                                       Inception        since January 2000;
466 Lexington Avenue                                                   Associated with the
New York, New York                                                     law firm of Swidler
10017-3147                                                             Berlin Shereff Friedman
                                                                       LLP from 1996 to 2000
Age: 35

Stuart J. Cohen, Esq.           Assistant             Since            Vice President and      N/A            N/A
Credit Suisse Asset             Secretary             Portfolio        Legal Counsel of CSAM;
Management, LLC                                       Inception        Associated with CSAM
466 Lexington Avenue                                                   since Credit Suisse
New York, New York                                                     acquired the Funds'
10017-3147                                                             predecessor adviser in
                                                                       July 1999; with the
Age: 32                                                                predecessor adviser
                                                                       since 1997; Associated
                                                                       with the law firm of
                                                                       Gordon Altman Butowsky
                                                                       Weitzen Shalov & Wein
                                                                       from 1995 to 1997

Rocco A. DelGuercio             Assistant             Since            Vice President and      N/A            N/A
Credit Suisse Asset             Treasurer             Portfolio        Administrative Officer of
Management, LLC                                       Inception        CSAM; Associated with
466 Lexington Avenue                                                   CSAM since June 1996;
New York, New York                                                     Assistant Treasurer,
10017-3147                                                             Bankers Trust Corp.
                                                                       Fund Administration
Age: 38                                                                from March 1994 to June
                                                                       1996; Mutual Fund
                                                                       Accounting Supervisor,
                                                                       Dreyfus Corporation from
                                                                       April 1987 to March 1994

                                                      TERM                                     NUMBER OF
                                                      OF OFFICE(1)                             PORTFOLIOS IN
                                                      AND                                      FUND
                                POSITION(S)           LENGTH           PRINCIPAL               COMPLEX        OTHER
                                HELD WITH             OF TIME          OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND                  SERVED           PAST FIVE YEARS         OFFICER        HELD BY OFFICER
---------------------           -----------           ------------     --------------------    -------------  ----------------
OFFICERS--(CONTINUED)

Joseph Parascondola             Assistant             Since            Assistant Vice          N/A            N/A
Credit Suisse Asset             Treasurer             Portfolio        President-- Fund
Management, LLC                                       Inception        Administration of
466 Lexington Avenue                                                   CSAM since April
New York, New York                                                     2000; Assistant Vice
10017-3147                                                             President, Deutsche
                                                                       Asset Management
Age: 38                                                                from January 1999
                                                                       to April 2000; Assistant
                                                                       Vice President, Weiss,
                                                                       Peck & Greer LLC
                                                                       from November 1995
                                                                       to December 1998

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

                       This page intentionally left blank

                       This page intentionally left blank

                               CREDIT SUISSE FUNDS
                               -------------------
                                CREDIT    ASSET
                                SUISSE    MANAGEMENT


                      P.O. BOX 9030, BOSTON, MA 02205-9030
                                  800-927-2874
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., Distributor.       CSPPL-2-1201